SCHEDULE OF UNDISCOUNTED RENT PAYMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2023	$ 58,080	$ 78,240
2024	59,520	77,100
2025	61,020	70,440
2025		71,940
Total		297,720
Impact of discounting	(17,424)	(80,453)
Lease liability, March 31, 2022	203,721	$ 217,267	$ 483,113	$ 789,205
2022	42,525
Total	$ 221,145